RELATED PARTY TRANSACTIONS (Details) - CAD ($)	Dec. 31, 2025	Mar. 31, 2025
RELATED PARTY TRANSACTIONS
Balances due to related parties	$ 68,900	$ 278,238
Thomas Wilson (CFO Fees) [Member]
RELATED PARTY TRANSACTIONS
Balances due to related parties	0	5,496
Hunter Dickinson Services Inc.
RELATED PARTY TRANSACTIONS
Balances due to related parties	63,984	242,569
United Mineral Services Ltd.
RELATED PARTY TRANSACTIONS
Balances due to related parties	0	30,173
High Hills Consulting Ltd.
RELATED PARTY TRANSACTIONS
Balances due to related parties	$ 4,916	$ 0